SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	51-0263969
EBP, Plan Number	003
Participant Loans	$ 372,734
Asset held for investment	$ 166,640,439
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,411,073
Common/collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	138,368,958
Investment, Identifier [Axis]: Roper Technologies Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,487,674
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal MM Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	423,809
Investment, Identifier [Axis]: Vanguard Developed Markets Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,562,013
Investment, Identifier [Axis]: Vanguard Emerging Markets Stock Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,905,254
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,470,329
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,276,712
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,835,949
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,791,327
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,525,144
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,033,290
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,518,913
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,266,252
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,163,011
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,421,949
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,384,164
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,449,816
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,317,226
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,600,300
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	890,682
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	625,372
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,597,602
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 720,917